Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid VAT input tax	$ 457,056
Advances to employees	92,570
Outstanding bank deposits	128,425
Security deposits	$ 194,992
Other receivable settled percentage	54.72%	54.72%